Property, furniture and equipment, net - Summary of movement of property, furniture and equipment (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	S/ 804,832	S/ 791,432
Ending balance	814,432	804,832	S/ 791,432
Net book value	814,432	804,832	791,432
Property, plant and equipment not subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	111,594
Net book value	111,594
Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	287,738
Net book value	287,738
Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	238,251
Net book value	238,251
Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	570
Net book value	570
Property, plant and equipment not subject to operating leases [member] | InTransit Equipment and WorkInProgress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	36,340
Net book value	36,340
Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	139,863
Net book value	139,863
Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	76
Net book value	76
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,992,426	1,864,977	1,826,051
Acquisition of Izipay			90,079
Additions	210,579	183,546	168,214
Transfer (to) from investment property		12,193	(10,643)
Disposals, write-offs and others	(129,267)	(68,290)	(208,724)
Ending balance	2,073,738	1,992,426	1,864,977
Net book value	2,073,738	1,992,426	1,864,977
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	125,822
Transfers	6,058
Disposals, write-offs and others	(20,286)
Ending balance	111,594	125,822
Net book value	111,594	125,822
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	612,818
Additions	21,317
Transfers	10,837
Disposals, write-offs and others	(27,696)
Ending balance	617,276	612,818
Net book value	617,276	612,818
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	890,797
Additions	55,931
Transfers	16,573
Disposals, write-offs and others	(44,104)
Ending balance	919,197	890,797
Net book value	919,197	890,797
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,216
Additions	558
Disposals, write-offs and others	(226)
Ending balance	1,548	1,216
Net book value	1,548	1,216
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member] | InTransit Equipment and WorkInProgress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	43,206
Additions	26,913
Transfers	(33,468)
Disposals, write-offs and others	(311)
Ending balance	36,340	43,206
Net book value	36,340	43,206
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	300,926
Additions	105,860
Disposals, write-offs and others	(34,800)
Ending balance	371,986	300,926
Net book value	371,986	300,926
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,641
Disposals, write-offs and others	(1,844)
Ending balance	15,797	17,641
Net book value	15,797	17,641
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,187,594)	(1,073,545)	(1,010,933)
Depreciation of the year	(158,756)	(156,023)	(133,825)
Transfer (to) from investment property			1,286
Disposals, write-offs and others	87,044	41,974	69,927
Ending balance	(1,259,306)	(1,187,594)	(1,073,545)
Net book value	(1,259,306)	(1,187,594)	S/ (1,073,545)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(325,467)
Depreciation of the year	(19,794)
Disposals, write-offs and others	15,723
Ending balance	(329,538)	(325,467)
Net book value	(329,538)	(325,467)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(628,758)
Depreciation of the year	(91,004)
Disposals, write-offs and others	38,816
Ending balance	(680,946)	(628,758)
Net book value	(680,946)	(628,758)
Accumulated depreciation and amortisation [member] | Property, plant and equipment not subject to operating leases [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,058)
Depreciation of the year	(139)
Disposals, write-offs and others	219
Ending balance	(978)	(1,058)
Net book value	(978)	(1,058)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Buildings Facilities And Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(215,132)
Depreciation of the year	(47,434)
Disposals, write-offs and others	30,443
Ending balance	(232,123)	(215,132)
Net book value	(232,123)	(215,132)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(17,179)
Depreciation of the year	(385)
Disposals, write-offs and others	1,843
Ending balance	(15,721)	(17,179)
Net book value	S/ (15,721)	S/ (17,179)